ACQUISITION OF APEX (Details Textuals 5) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
APEX
Business Acquisition [Line Items]
Amortization of intangible assets	$ 0	$ 352,000	$ 572,000	$ 1,056,000
Net increase in interest expense	0	179,000	291,000	537,000
Number of common stock issued (in shares)			325,000	325,000
ILLUME MOBILE
Business Acquisition [Line Items]
Amortization of intangible assets	$ 18,000	$ 53,000	$ 125,000	$ 160,000
Number of common stock issued (in shares)			617,284